Basis of preparation (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Going concern [Abstract]
Company's cash position	SFr 82,216	SFr 160,893	SFr 193,587	SFr 156,462
Short-term financial assets	SFr 116,000	SFr 65,000